TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 7	$ 9	$ 16
Unrecognized Tax Benefits, Excludes Income Tax Penalties and Interest Accrued	196	189
US Subsidiaries [Member]
Operating Loss Carryforwards	84,000
Deferred Tax Assets, Net	1,482
Operating Loss Carryforwards, Expiration Dates	expire between 2020 and 2032
Israeli Taxation [Member]
Income Tax Holiday, Description	The Company's production facilities in Israel have been granted the status of an "Approved Enterprise" in accordance with the Investment Law under four separate investment programs. According to the provisions of such Israeli Investment Law, the Company has been granted the "Alternative Benefit Plan", under which the main benefits are tax exemptions and reduced tax rates.Therefore, the Company's income derived from the Approved Enterprise will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned by Approved Enterprise of Company Included in Retained Earnings	540
Operating Loss Carryforwards	25,000
Deferred Tax Assets, Net	3,704
Effective Income Tax Rate, Continuing Operations	25.00%	24.00%	25.00%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards	$ 67,000